UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 129.1%

Alabama — 3.2%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,555	$1,695,650
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,504,070
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,586,650
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,121,600
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	2,528,265
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	4,080	4,445,609

		19,881,844
Arizona — 3.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(b)	3,400	3,489,216
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	11,688,962
5.00%, 12/01/37	7,460	8,847,560

		24,025,738
California — 13.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(a)	4,445	4,574,305
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	6,230	6,795,372
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	2,465	2,751,877
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	290	317,393
5.25%, 08/15/49	715	777,269
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	640	714,022
5.00%, 02/01/37	480	533,645
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	2,970	3,146,032

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(b):
5.00%, 12/01/41	$1,030	$1,092,202
5.00%, 12/01/46	885	935,410
City of Los Angeles California Department of Airports, ARB, Subordinate, Series C, AMT, 5.00%, 05/15/44(c)	1,535	1,731,403
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	11,690	12,344,289
5.25%, 05/15/39	1,560	1,603,524
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	814,228
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B(d):
0.00%, 06/01/41	5,000	1,838,750
0.00%, 06/01/42	6,000	2,106,960
0.00%, 06/01/43	5,000	1,676,300
Golden State Tobacco Securitization Corp., Refunding RB, Tobacco Settlement Asset-Backed Bonds, Series A-1, 5.25%, 06/01/47	1,965	2,042,834
Sacramento Area Flood Control Agency, Refunding, Special Assessment Bonds, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	6,230	7,082,575
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(d):
0.00%, 08/01/34	3,500	1,971,585
0.00%, 08/01/36	4,000	2,060,480
State of California, GO, Various Purposes:
6.50%, 04/01/19(a)	11,055	11,440,267
6.00%, 03/01/33	4,970	5,312,284
6.50%, 04/01/33	9,355	9,660,721
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,676,897
Sub-Series I-1, 6.38%, 11/01/19(a)	2,315	2,458,623

		87,459,247

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	$4,205	$4,315,087

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,816,855

Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,363,618
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,280	2,491,880
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,506,485

		15,361,983
District of Columbia — 5.0%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	865	986,178
Georgetown University Issue, 5.00%, 04/01/42	1,005	1,131,982
Kipp Charter School, Series A, 6.00%, 07/01/23(a)	1,480	1,751,920
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	23,035	23,955,709
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	1,022,234
5.25%, 10/01/44	2,465	2,551,423

		31,399,446
Florida — 2.8%
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	590	659,331
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,852,577

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	$2,280	$2,443,613
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 06/01/32	600	628,644
5.00%, 06/01/36	125	130,589
5.13%, 06/01/42	1,925	2,012,202
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	5,885	6,827,424
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	3,395	2,376,500

		17,930,880
Georgia — 2.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,910	2,144,166
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	7,225	7,374,413
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,010	1,156,268
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,717,485

		12,392,332
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	2,660	2,821,994

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	1,485	1,669,689

Illinois — 21.6%
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series H, 5.00%, 12/01/36	920	949,725
Project, Series C, 5.25%, 12/01/35	2,905	3,023,669
Chicago Board of Education, GO, Refunding, Series D, 5.00%, 12/01/25	1,650	1,736,707

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO, Dedicated Revenues:
Series F, 5.00%, 12/01/22	$1,250	$1,308,300
Series G, 5.00%, 12/01/34	915	948,782
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	3,440	3,523,248
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 01/01/32	6,155	6,486,139
5.00%, 01/01/34	2,500	2,592,175
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(a)	11,385	12,637,464
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,191,678
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	2,000	2,117,340
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,609,775
County of Will Illinois, GO, 5.00%, 11/15/45	27,000	29,729,430
Illinois Finance Authority, RB:
Advocate Health Care Network, Series C, 5.38%, 04/01/19(a)	5,010	5,137,655
Advocate Health Care Network, Series C, 5.38%, 04/01/19(a)	5,620	5,763,198
Chicago LLC, University of Illinois at Chicago Project, Series A, 5.00%, 02/15/47	405	437,368
Chicago LLC, University of Illinois at Chicago Project, Series A, 5.00%, 02/15/50	205	220,576
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,050,352
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	3,160	3,310,290
Illinois State Toll Highway Authority, RB, Senior, Series C, 5.00%, 01/01/36	5,095	5,635,274
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	14,710	15,248,680
Series B-2, 5.00%, 06/15/50	3,905	3,978,023
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	885	974,173
6.00%, 06/01/21	2,245	2,502,030
State of Illinois, GO:
5.00%, 02/01/39	2,990	3,088,550
Series A, 5.00%, 04/01/38	9,030	9,294,037

Security	Par (000)	Value
Illinois (continued)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)	$1,240	$1,279,990
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	5,455	6,016,810
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,910	2,069,218

		135,860,656
Indiana — 3.9%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,525	1,777,266
7.00%, 01/01/44	3,680	4,316,014
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	6,887,393
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	880	936,637
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	2,905	3,083,890
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	790	845,995
Sisters of St. Francis Health Services, 5.25%, 11/01/19(a)	1,655	1,730,733
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(a)	2,150	2,191,258
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,754,064

		24,523,250
Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	5,515	5,860,018
Midwestern Disaster Area, 5.50%, 12/01/22	15	15,123
Midwestern Disaster Area, 5.25%, 12/01/25	2,125	2,269,139
Midwestern Disaster Area, 5.88%, 12/01/26(b)	805	845,983

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$1,390	$1,449,325

		10,439,588
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,915	2,045,239
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	2,515	2,802,389
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(h)	2,325	2,179,409

		7,027,037
Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,132,495
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,980	2,080,921
5.25%, 05/15/31	1,690	1,804,379
5.25%, 05/15/32	2,160	2,339,863
5.25%, 05/15/33	2,345	2,521,954
5.25%, 05/15/35	4,985	5,369,044

		21,248,656
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	855	918,415
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,440	1,500,005
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	949,956

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	$4,295	$4,731,544

		8,099,920
Massachusetts — 0.9%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	2,775	2,797,200
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(a)	2,535	2,615,436

		5,412,636
Michigan — 3.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,665	9,416,429
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	2,870	3,140,957
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	1,490	1,587,520
5.50%, 05/15/36	1,210	1,275,146
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,710	1,839,293
Henry Ford Health System, 4.00%, 11/15/46	1,480	1,477,440

		18,736,785
Missouri — 1.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	546,109
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	2,035	2,103,498
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	5,230	5,847,140
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	480	514,032

		9,010,779

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nebraska — 1.4%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	$1,610	$1,776,104
5.00%, 09/01/42	2,815	3,078,315
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 01/01/40	3,280	3,407,493
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	600	629,298

		8,891,210
New Jersey — 9.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,280	3,515,701
5.25%, 11/01/44	2,980	3,189,017
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	2,115	2,136,340
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(e)(f)	3,680	38,640
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 09/15/19	835	850,189
Continental Airlines, Inc. Project, 5.25%, 09/15/29	3,830	4,162,674
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	2,035	2,301,687
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 01/01/43	2,285	2,498,099
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	2,905	3,114,363
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	8,000	9,313,760
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	3,035	3,300,805
Series E, 5.00%, 01/01/45	5,095	5,644,649

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	$1,320	$1,393,326
Transportation Program, Series AA, 5.00%, 06/15/44	2,445	2,560,917
Transportation System, Series A, 5.50%, 06/15/41	8,000	8,366,000
Transportation System, Series B, 5.25%, 06/15/36	4,810	5,015,002
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.25%, 06/01/46	1,070	1,198,090
Sub-Series B, 5.00%, 06/01/46	1,515	1,623,050

		60,222,309
New York — 11.1%
City of New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,805	5,208,236
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	840	852,978
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	3,600	3,736,836
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,720	1,828,849
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	1,860	2,114,281
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,240,509
5.25%, 11/15/39	1,650	1,862,602
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	8,805	9,931,600
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,120	2,291,275

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	$2,400	$2,529,024
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	7,830	8,260,963
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	660	723,842
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	1,655	1,819,904
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 02/15/37	6,655	7,240,573
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/46	1,165	1,247,307
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	1,080	1,138,298
5.00%, 08/01/31	2,585	2,705,668
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(b)	1,575	1,587,600
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,755,002
6.00%, 12/01/42	1,960	2,137,596
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	3,925	4,491,888

		69,704,831
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(a)	2,750	2,830,245

Security	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	$1,130	$1,294,449

		4,124,694
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	5,550	5,597,730
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(a)	6,125	6,512,835
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,280	1,392,576
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	800	899,496
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(a)	1,905	1,953,882
Series A, 5.00%, 05/01/39	3,545	3,597,112
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,585	1,725,716

		21,679,347
Oklahoma — 1.0%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	2,350	2,640,437
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	3,845	3,983,958

		6,624,395
Pennsylvania — 2.4%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	910	1,007,843
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,240	1,338,853
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	210	235,815
5.00%, 06/01/34	275	307,835

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	$1,135	$1,134,966
5.00%, 09/01/43	2,505	2,796,958
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,660	1,803,225
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	3,864,613
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,362,656

		14,852,764
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	3,690	3,714,059
5.63%, 05/15/43	3,520	3,550,694

		7,264,753
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	3,060	3,294,182
Series B, 4.50%, 06/01/45	5,175	5,269,185
Series B, 5.00%, 06/01/50	5,765	6,015,201

		14,578,568
South Carolina — 4.7%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(a)	6,455	6,885,871
AMT, 5.25%, 07/01/55	2,525	2,800,730
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	13,141,078
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,140	6,639,366

		29,467,045
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,660	2,840,907

Security	Par (000)	Value
Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$1,350	$1,490,845

		4,331,752
Texas — 13.7%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	4,210	4,637,904
Sub-Lien, 5.00%, 01/01/33	700	752,955
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	385	421,864
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 07/01/39	3,000	3,006,330
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	15,560	16,101,021
6.00%, 11/15/35	865	895,353
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B(a):
7.00%, 01/01/23	380	457,915
7.00%, 01/01/23	500	602,520
County of Harris Texas-Houston Sports Authority, Refunding RB(d):
3rd Lien, Series A (NPFGC), 0.00%, 11/15/24(a)	6,000	2,387,460
3rd Lien, Series A (NPFGC), 0.00%, 11/15/37	20,120	7,350,641
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/35	5,000	2,247,300
CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38	12,580	4,833,865
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(d):
0.00%, 09/15/40	9,780	3,721,583
0.00%, 09/15/41	5,420	1,952,663
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(a)	7,345	7,974,393
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	470	480,298

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	$355	$384,195
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	5,035	5,750,172
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,835	3,055,847
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,500,640
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	5,100	5,414,517
University of Texas System, Refunding RB, Permanent University Fund, Series B, 4.00%, 07/01/41	7,395	7,658,854

		86,588,290
Utah — 0.5%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	1,830	2,040,065
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	1,105	993,108

		3,033,173
Virginia — 1.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,230	2,653,990
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	3,155	3,398,282
6.00%, 01/01/37	3,790	4,192,043

		10,244,315
Washington — 1.5%
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/42	2,980	3,326,067
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,475	1,613,753

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$4,420	$4,834,685

		9,774,505
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,702,533

Total Municipal Bonds — 129.1% (Cost — $772,440,110)		813,518,886

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 5.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(j)	6,196	6,494,886
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(a)(j)	5,113	5,146,418
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(a)	18,540	19,361,013
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	3,261	3,384,508

		34,386,825
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(a)	6,629	7,092,993

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	2,805	2,879,108

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	4,153	4,259,671

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$4,427	$4,766,144

		9,025,815
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(a)(j)	3,989	4,111,115

New York — 10.6%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	3,075	3,175,255
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(j)	16,395	17,749,719
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(j)	3,130	3,422,740
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	22,843,044
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	12,611	14,010,271
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	5,775,068

		66,976,097
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	5,565,839

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,652	5,313,257

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	3,137	3,174,687

Texas — 4.6%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	4,900	5,349,771

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$6,650	$7,199,157
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	4,140	4,179,703
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	5,505	5,589,373
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	6,003	6,573,078

		28,891,082
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	7,153	7,404,989

Washington — 2.3%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(a)	14,487	14,742,464

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	5,575	5,635,246

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.0% (Cost — $187,504,679)		195,199,517

Total Long-Term Investments — 160.1% (Cost — $959,944,789)		1,008,718,403

Short-Term Securities (l) — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(k)	4,637,248	4,638,176

Total Short-Term Securities — 0.7% (Cost — $4,637,723)		4,638,176

Total Investments — 160.8% (Cost — $964,582,512)		1,013,356,579
Other Assets Less Liabilities — 0.9%		5,352,800
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.7)%		(117,853,901)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.0)%		(270,800,008)

Net Assets Applicable to Common Shares — 100.0%		$630,055,470

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK)

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire between October 1, 2018 to April 1, 2025, is $30,759,302 See Note 4 of the Notes to Financial Statements for details.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,633,327	3,921	4,637,248	$4,638,176	$16,050	$499	$453

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	85	09/19/18	$10,151	$34,040
Long U.S. Treasury Bond	206	09/19/18	29,452	(81,598)
5-Year U.S. Treasury Note	75	09/28/18	8,484	13,820

				$(33,738)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of July 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,008,718,403	$—	$1,008,718,403
Short-Term Securities	4,638,176	—	—	4,638,176

	$4,638,176	$1,008,718,403	$—	$1,013,356,579

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$47,860	$—	$—	$47,860
Liabilities:
Interest rate contracts	(81,598)	—	—	(81,598)

	$(33,738)	$—	$—	$(33,738)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(117,534,382)	$—	$(117,534,382)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(388,334,382)	$—	$(388,334,382)

During the period ended July 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date:	September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date:	September 20, 2018